Management of financial risk - Fair value measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	¥ 56,363
Derivative financial assets	56,363
Derivative financial liabilities	9,568	¥ 190,971
Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	690,627	2,071,653
Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	2,054,541	1,122,998
Level 1 | Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	442,935	16,334
Level 2
Disclosure of fair value measurement of assets
Derivative financial liabilities	9,568	190,971
Level 2 | Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	690,627	2,070,977
Level 3 | Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value		676
Level 3 | Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Derivative financial assets, fair value	¥ 1,611,606	¥ 1,106,664